Commitments and Contingencies - Lease and Purchase Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum lease payments under noncancelable operating leases and purchase commitments
2018	$ 145,866
2019	148,006
2020	71,651
2021	38,803
2022	28,095
Thereafter	77,555
Total future minimum commitment payments	509,976
Operating lease rental expense
Rental expense under all operating leases	$ 134,000	$ 122,900	$ 124,800